Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	34.00%	35.00%
Warrant liability	3.71%	(23.70%)
State & local taxes	5.78%	5.02%
Tax on foreign operations	0.36%	0.20%
State research and development credits	1.47%	0.55%
Other	(3.11%)	(3.10%)
Valuation allowance	(42.21%)	(13.97%)
Effective tax rate	0.00%	0.00%